Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Kreit and Chiu CPA LLP
Auditor Firm ID	6651
Auditor Location	NY
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Concorde International Group Ltd. (the “Company”) as of December 31, 2024, and 2023, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).